Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material Income And Expense [Line Items]
Depreciation of Right-of-use Assets (contracts under IFRS 16)	$ (17,271)	$ (9,206)
Total	(175,765)	(142,644)	$ (118,893)
Administrative Expenses
Material Income And Expense [Line Items]
Classes of employee benefit expenses	(75,450)	(63,713)	(60,552)
Marketing costs	(6,611)	(5,661)	(2,415)
Amortization expense	(444)	(126)	(118)
Entertainment expenses	(6,067)	(5,576)	(4,906)
Advisory services	(32,562)	(27,235)	(17,332)
Lease of buildings and facilities	(4,331)	(3,829)	(3,478)
Insurance	(3,778)	(3,011)	(3,901)
Office expenses	(9,230)	(8,596)	(6,363)
Contractors	(11,067)	(7,283)	(5,106)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(3,463)	(2,656)	(2,743)
Other expenses	$ (22,762)	$ (14,958)	$ (11,979)